Consolidated Balance Sheets	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,002,314,688	$ 287,614,509	¥ 2,912,901,189
Restricted cash - current	970,993,759	139,474,527	298,900,155
Short-term investments	597,265,740	85,791,856	265,869,717
Accounts receivable, net of allowance of RMB nil and RMB nil as of December 31, 2018 and 2019, respectively	148,562,946	21,339,732	86,513,830
Finance lease receivables - current, net of allowance of RMB9,068,793 and RMB11,988,564 (US$1,722,049) as of December 31, 2018 and 2019, respectively	1,661,082,122	238,599,518	1,123,703,618
Short-term consumer financing receivables, net of allowance of RMB nil and RMB1,277,390 (US$183,486) as of December 31, 2018 and 2019, respectively	13,298,562	1,910,219
Financing receivables, net of allowance of RMB5,152,180 and RMB10,822,976 (US$1,554,623) as of December 31, 2018 and 2019, respectively	9,103,522	1,307,639	5,420,617
Short-term contract asset	20,688,424	2,971,706
Prepaid expenses and other current assets	117,445,282	16,869,959	61,272,518
Total current assets	5,540,755,045	795,879,665	4,754,581,644
Non-current assets
Restricted cash - non-current	873,674,276	125,495,457	668,627,618
Long-term investments	547,888,818	78,699,304	292,099,059
Equity method investments			1,448,416
Goodwill	145,063,857	20,837,119	145,063,857
Property and equipment, net	14,736,767	2,116,804	18,286,218
Intangible assets	44,758,242	6,429,119	1,693,407
Long-term contract asset	11,655,356	1,674,187
Deferred tax assets	100,667,946	14,460,046	100,194,993
Finance lease receivables - non-current, net of allowance of RMB4,476,043 and RMB7,100,273 (US$1,019,890) as of December 31, 2018 and 2019, respectively	1,448,958,373	208,129,848	1,282,457,409
Other non-current assets	8,415,694	1,208,839	36,687,583
Total non-current assets	3,195,819,329	459,050,723	2,546,558,560
TOTAL ASSETS	8,736,574,374	1,254,930,388	7,301,140,204
Current liabilities
Short-term debts	1,439,749,760	206,807,113	660,000,000
Long-term debts - current	863,418,789	124,022,349	467,194,051
Accrued expenses and other current liabilities	278,690,234	40,031,350	211,458,501
Risk assurance liabilities	259,952,473	37,339,836	173,210,363
Income tax payable	67,308,814	9,668,306	53,517,717
Total current liabilities	2,909,120,070	417,868,954	1,565,380,632
Non-current liabilities
Long-term debts	301,667,717	43,331,856	472,793,340
Deferred tax liability	12,329,929	1,771,083
Other non-current liabilities	21,796,367	3,130,852	7,599,404
Total non-current liabilities	335,794,013	48,233,791	480,392,744
Total liabilities	3,244,914,083	466,102,745	2,045,773,376
Commitments and contingencies
Shareholders' equity
Treasury shares	(20,638,881)	(2,964,590)
Additional paid-in capital	4,526,344,454	650,168,700	4,444,078,463
Accumulated other comprehensive income	119,430,738	17,155,152	109,452,996
Retained earnings	852,508,968	122,455,251	698,036,438
Total Cango Inc.'s equity	5,477,849,539	786,843,853	5,251,772,157
Non-controlling interests	13,810,752	1,983,790	3,594,671
Total shareholders' equity	5,491,660,291	788,827,643	5,255,366,828
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	8,736,574,374	1,254,930,388	7,301,140,204
Common Class A [Member]
Shareholders' equity
Ordinary shares	153,121	21,994	151,482
Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 51,139	$ 7,346	¥ 52,778